Share-Based Compensation - Narrative (Detail) - Omnibus Plan $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 0.5
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award	10 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period over which compensation cost is expected to be recognized	4 years
Vesting period	9 months 18 days
Unamortized compensation	$ 0.6
RSUs | Non-employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period over which compensation cost is expected to be recognized	1 year
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period over which compensation cost is expected to be recognized	2 years 3 months 18 days
Vesting period	3 years
Vesting Percentage	100.00%
Unamortized compensation	$ 0.7
Maximum | PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capped payout as a percentage of the target award	160.00%
Class A Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant | shares	2,000,000
Class A Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares to be issued | shares	2,500,000